As filed with the Securities and Exchange Commission on March 16, 2016

File No. 33-5852

File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 123	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 125	☒

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110

(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (b)
☐	on pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 16th day of March 2016.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser Chairman, President and Trustee

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 16, 2016
David G. Van Hooser

/s/ Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 16, 2016
Anmarie S. Kolinski

/s/ Scott M. Amero*	Trustee	March 16, 2016
Scott M. Amero

/s/ Raymond J. Ball*	Trustee	March 16, 2016
Raymond J. Ball

/s/ Donna J. Dean*	Trustee	March 16, 2016
Donna J. Dean

/s/ Randall A. Hack*	Trustee	March 16, 2016
Randall A. Hack

/s/ Robert Kasdin*	Trustee	March 16, 2016
Robert Kasdin

/s/ Rodger F. Smith*	Trustee	March 16, 2016
Rodger F. Smith

/s/ Ann M. Spruill*	Trustee	March 16, 2016
Ann M. Spruill

485(b) Signatures

March 16, 2016

/s/ David G. Van Hooser
David G. Van Hooser

*	Attorney-in-Fact

Dated: March 16, 2016

*	As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A on August 14, 2015.

HARBOR FUNDS

INDEX TO EXHIBITS IN REGISTRATION STATEMENT

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase